Related Party Transaction and Balance (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transaction and Balance [Abstract]
Schedule of nature of relationships with related parties
Name	Relationship with the Company
Zhong Yang Holdings Limited	Predecessor Parent Company, owned by the same group of shareholders and determined to be a related party upon the completion of the Reorganization on March 26, 2020
Sunx Global Limited	Predecessor Parent Company owns 95% of Sunx Global Limited
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
WSYQR Limited	Wholly owned by Mr. Huaixi Yang

Schedule of related parties transactions
		For the Years Ended March 31,
	Nature	2023	2022	2021
Zhong Yang Holdings Limited	Rental expenses	$-	$54,510	$119,759
Sunx Global Limited	Gross commission income	$-	$315	$19,959
Mr. Huaixi Yang	Gross commission income	$1,962	$1,133	$-
Mr. Huaixi Yang	Interest income	$96,317	$1,133	$-
WSYQR Limited	Gross commission income	$8,884	$10,602	$-

Schedule of balance with related parties
	Nature	March 31, 2023	March 31, 2022

Mr. Huaixi Yang	Receivable due from customers – a related party	$1,523,259	$-
Mr. Huaixi Yang	Payable to customers - related parties	$-	$3,378
WSYQR Limited	Payable to customers - related parties	$12,577	$65,398
Sunx Global Limited	Payable to customers - related parties	$30,550	$30,647